VANECK GAMING ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 9.7%
Aristocrat Leisure Ltd.	140,728	$3,638,295
Lottery Corp. Ltd.	519,391	1,779,272
Star Entertainment Group Ltd. * †	513,464	396,350
Tabcorp Holdings Ltd. †	665,504	493,269
		6,307,186
Cambodia: 0.4%
NagaCorp Ltd. (HKD) *	538,749	284,704
China: 7.5%
Galaxy Entertainment Group Ltd. (HKD) *	602,240	3,836,405
Melco Resorts & Entertainment Ltd. (ADR) *	61,595	752,075
SJM Holdings Ltd. (HKD) * †	784,500	335,636
		4,924,116
France: 2.5%
La Francaise des Jeux SAEM 144A	41,079	1,616,520
Greece: 1.8%
OPAP SA	66,344	1,156,715
Ireland: 8.3%
Flutter Entertainment Plc *	26,847	5,402,257
Japan: 1.5%
Heiwa Corp.	22,400	388,935
Sankyo Co. Ltd.	14,479	584,651
		973,586
Malaysia: 4.1%
Genting Bhd	801,500	698,481
Genting Malaysia Bhd	1,055,598	557,256
Genting Singapore Ltd. (SGD)	2,069,200	1,441,786
		2,697,523
Malta: 0.9%
Kindred Group Plc (SEK) (SDR)	54,536	579,480
South Korea: 0.8%
Kangwon Land, Inc.	38,283	506,972
	Number of Shares	Value
Sweden: 6.3%
Evolution AB 144A	32,596	$4,124,588
United Kingdom: 4.6%
Entain Plc	137,411	2,224,268
Playtech Plc *	101,489	761,266
		2,985,534
United States: 51.6%
Boyd Gaming Corp.	22,095	1,532,730
Caesars Entertainment, Inc. *	40,019	2,039,768
Churchill Downs, Inc.	17,751	2,470,407
DraftKings, Inc. *	129,232	3,433,694
Gaming and Leisure Properties, Inc.	57,964	2,808,936
International Game Technology Plc	34,957	1,114,779
Las Vegas Sands Corp. *	88,579	5,137,582
Light & Wonder, Inc. *	19,611	1,348,452
MGM Resorts International	70,175	3,082,086
Penn Entertainment, Inc. * †	30,900	742,527
Sands China Ltd. (HKD) *	830,000	2,842,293
VICI Properties, Inc.	139,495	4,384,328
Wynn Macau Ltd. (HKD) * †	289,200	264,109
Wynn Resorts Ltd.	22,822	2,410,231
		33,611,922
Total Common Stocks (Cost: $74,019,965)		65,171,103

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $802)
State Street Navigator Securities Lending Government Money Market Portfolio	802	802
Total Investments: 100.0% (Cost: $74,020,767)		65,171,905
Other assets less liabilities: 0.0%		263
NET ASSETS: 100.0%		$65,172,168

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
SDR	Swedish Depositary Receipt
SEK	Swedish Krona
SGD	Singapore Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $1,688,572.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $5,741,108, or 8.8% of net assets.
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VANECK GAMING ETF

SCHEDULE OF INVESTMENTS

(continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	89.0%	$57,977,840
Real Estate	11.0	7,193,263
	100.0%	$65,171,103
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